Schedule of intangible assets (Details) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 20,046,290	$ 20,046,290	$ 20,046,290
Accumulated amortization	(13,364,193)	(10,357,250)	(6,347,992)
Intangible assets, net	$ 6,682,097	$ 9,689,040	$ 13,698,298